Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total cost	$ 661,000	$ 641,000	$ 211,000
Less: accumulated depreciation and amortization	(512,000)	(278,000)	(13,000)
Property and equipment, net	149,000	363,000	198,000
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Total cost	605,000	592,000	211,000
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	11,000	4,000
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 45,000	$ 45,000